Fees Summary	Jul. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 199,921.50
Previously Paid Amount	0.00
Total Fee Amount	30.61
Total Offset Amount	0.00
Net Fee	30.61
Narrative - Max Aggregate Offering Price	$ 199,921.50
Final Prospectus	true